U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                   FORM 24F-2
             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2


1.       Name and address of issuer:

         Lord Abbett Securities Trust-Growth & Income Trust
         Acquired Fund:
                  Lord Abbett Fundamental Value Fund, Inc.

         767 Fifth Avenue
         New York, New York 10153

2.       Name of each series or class of funds for which this notice is filed:

         Growth & Income Trust (A and C Classes)

3.       Investment Company Act File Number:


          811-7538  (Investment  Company Act File Number for Acquired Fund: Lord
               Abbett Fundamental Value Fund, Inc. 811-4648)

         Securities Act File Number:

          33-58846  (Securities  Act File Number for Acquired Fund:  Lord Abbett
               Fundamental Value Fund, Inc. 33-5188)

4.   Last day of fiscal year for which this notice is filed:

          October 31, 1996 (includes, for Lord Abbett Fundamental Value Fund, Inc. and its corresponding Acquiring Series-Growth & Income Trust (A Class)-the period from July 1, 1996 through October 31, 1996)

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: ____

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                           None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                           None

9.   Number and aggregate sale price of securities sold during the fiscal year:

         12,143,099 shares                  $79,425,651

     Includes 12,261 shares ($130,100) sold by the Acquired Fund.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         12,143,099 shares                  $79,425,651

     Includes 12,261 shares ($130,100) sold by the Acquired Fund.

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

         356,415 shares             $3,621,784

     Includes 190,127 shares ($2,542,885) issued by the Acquired Fund.

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                    $79,425,651


     (ii) Aggregate   price  of  shares  issued  in  connection   with  dividend
          reinvestment plans (from Item 11, if applicable):

                                    +3,621,784

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                    -54,704,378


     Includes $43,691,760 for the Acquired Fund.

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                       +

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):

                                                       $28,343,057

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction 6.C):

                                                       x.0003030303

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                       $8,588.81

     Instruction:  ISSUERS SHOULD COMPLETE LINES (II),  (III), (IV) AND (V) ONLY
          IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissions's Rules of Informal and Other Procedures (17 CFR 202.3a). X

         Date of mailing or wire transfer of filing fees to the Commissions' lockbox depository: December 30, 1996


                                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:   /s/ Thomas F. Konop

Name:    Thomas F. Konop

Title: Vice President, Lord Abbett Securities Trust

Date:  December 30, 1996

                              DEBEVOISE & PLIMPTON
                                875 THIRD AVENUE
                            NEW YORK, NEW YORK 10022
                                 (212) 909-6000

                                                              December 30, 1996


Lord Abbett Securities Trust
The General Motors Building
767 Fifth Avenue
New York, New York  10153

Dear Sirs:

                  We refer to the Rule 24f-2 Notice (the "Rule 24f-2 Notice") dated today, relating to the Registration Statement on Form N-1A covering shares of beneficial interest, no par value, of Lord Abbett Securities Trust, a Delaware business trust (the "Fund"). The Fund has registered an indefinite number of shares of beneficial interest under such Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice makes definite the number of shares of beneficial interest of the Fund (12,130,838) that were so registered during the fiscal year ended October 31, 1996.

                  Pursuant to a reorganization of various Lord Abbett-sponsored funds which took place on July 12, 1996, Growth & Income Trust series of the Fund (the "Acquiring Series") acquired the assets and liabilities of Lord Abbett Fundamental Value Fund, Inc. (the "Acquired Fund") in exchange for Class A shares of the Acquiring Series.

L
                  The Fund is relying on the KEMPER TOTAL RETURN
FUND no-action letter (pub. avail. Feb. 6, 1995), with respect to the fees and redemption credits of the Acquired
Fund.

                  We have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

                        We are of the following opinion:

         (a) The 12,130,838 shares of beneficial interest of the Fund, the registration of which the Rule 24f-2
                  Notice makes definite in number, were legally issued, fully paid and nonassessable; and

         (b) The 12,261 shares of capital stock of the Acquired Fund issued during the period covered by the Rule 24f-2 Notice were legally issued, fully paid and non-assessable.

                  We hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                                               Very truly yours,



                                                         DEBEVOISE & PLIMPTON